Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Results of operating segments
Assets and liabilities by segment are as follows:

	SLF Canada	SLF U.S.(1)	SLF Asset Management	SLF Asia(1)	Corporate	Consolidation adjustments	Total
As at December 31, 2018
Total general fund assets	$86,697	$34,584	$4,468	$28,855	$14,378	$(217)	$168,765
Investments for account of segregated fund holders	$85,885	$491	$—	$6,173	$10,513	$—	$103,062
Total general fund liabilities	$78,946	$30,671	$2,396	$23,692	$8,707	$(217)	$144,195
As at December 31, 2017
Total general fund assets	$84,698	$32,259	$4,115	$27,234	$14,605	$(191)	$162,720
Investments for account of segregated fund holders	$87,817	$488	$—	$6,101	$11,986	$—	$106,392
Total general fund liabilities	$76,683	$28,791	$2,346	$21,748	$10,372	$(191)	$139,749

(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in this Note.

	SLF Canada	SLF U.S.(1)	SLF Asset Management	SLF Asia(1)	Corporate	Consolidation adjustments	Total
2018
Gross premiums:
Annuities	$3,261	$—	$—	$1	$(79)	$—	$3,183
Life insurance	4,796	1,633	—	2,154	94	—	8,677
Health insurance	5,316	3,767	—	24	14	—	9,121
Total gross premiums	13,373	5,400	—	2,179	29	—	20,981
Less: ceded premiums	1,487	597	—	232	23	—	2,339
Net investment income (loss)	1,942	305	13	76	79	(26)	2,389
Fee income	1,240	73	4,111	514	154	(126)	5,966
Total revenue	15,068	5,181	4,124	2,537	239	(152)	26,997
Less:
Total benefits and expenses	13,497	5,183	2,930	1,919	109	(152)	23,486
Income tax expense (benefit)	308	(19)	284	51	(27)	—	597
Total net income (loss)	$1,263	$17	$910	$567	$157	$—	$2,914
Less: Net income (loss) attributable to participating policyholders	321	(35)	—	12	—	—	298
Shareholders' net income (loss)	$942	$52	$910	$555	$157	$—	$2,616
2017
Gross premiums:
Annuities	$2,464	$—	$—	$—	$24	$—	$2,488
Life insurance	4,493	1,736	—	2,508	94	—	8,831
Health insurance	4,916	3,570	—	19	14	—	8,519
Total gross premiums	11,873	5,306	—	2,527	132	—	19,838
Less: ceded premiums	3,871	436	—	226	24	—	4,557
Net investment income (loss)	4,133	1,864	45	1,722	526	(79)	8,211
Fee income	1,132	103	4,037	524	118	(72)	5,842
Total revenue	13,267	6,837	4,082	4,547	752	(151)	29,334
Less:
Total benefits and expenses	11,894	7,369	2,976	3,679	778	(151)	26,545
Income tax expense (benefit)	197	(392)	453	62	(18)	—	302
Total net income (loss)	$1,176	$(140)	$653	$806	$(8)	$—	$2,487
Less: Net income (loss) attributable to participating policyholders	213	4	—	28	—	—	245
Shareholders' net income (loss)	$963	$(144)	$653	$778	$(8)	$—	$2,242

(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in this Note.

Disclosure of geographical areas
The following table shows total assets by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
As at December 31,	2018	2017	2018	2017
Total general fund assets:
United States	$4,147	$3,750	$2,550	$1,984
United Kingdom	—	—	8,274	8,744
Canada(1)	321	365	3,384	3,723
Other countries	—	—	170	154
Total general fund assets	$4,468	$4,115	$14,378	$14,605
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$10,513	$11,986
Total investment for account of segregated fund holders	$—	$—	$10,513	$11,986

(1) Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.

The following table shows revenue by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
For the years ended December 31,	2018	2017	2018	2017
Revenue:
United States	$3,945	$3,961	$58	$147
United Kingdom	—	—	142	577
Canada(1)	179	121	38	20
Other countries	—	—	1	8
Total revenue	$4,124	$4,082	$239	$752

(1) Consists of the Canadian operations of the Bentall Kennedy group of companies ("Bentall Kennedy") and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.